Capital and Reserves - Share Capital of Babylon Holdings Limited (Details)	12 Months Ended
Dec. 31, 2021 shares
Class A ordinary shares
Disclosure of classes of share capital [line items]
Number of Shares (in shares)	330,257,000
Share Capital (in shares)	13,000
Class A ordinary shares | Babylon Shareholders
Disclosure of classes of share capital [line items]
Number of Shares (in shares)	295,589,000
Share Capital (in shares)	12,000
Class A ordinary shares | PIPE Investors
Disclosure of classes of share capital [line items]
Number of Shares (in shares)	22,400,000
Share Capital (in shares)	1,000
Class A ordinary shares | SPAC Investors And Shareholders
Disclosure of classes of share capital [line items]
Number of Shares (in shares)	12,268,000
Share Capital (in shares)	0
Class B ordinary shares
Disclosure of classes of share capital [line items]
Number of Shares (in shares)	409,895,000
Share Capital (in shares)	16,000
Class B ordinary shares | Babylon Shareholders
Disclosure of classes of share capital [line items]
Number of Shares (in shares)	79,638,000
Share Capital (in shares)	3,000